DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt	$ 2,161	$ 12,476
Less Short-term debt	2,161	0
Long-term debt	0	12,476
Convertible promissory note due March 2021 | Convertible Subordinated Debt
Debt Instrument [Line Items]
Debt	0	12,476
Short-term note due May 2021 | Convertible Debt
Debt Instrument [Line Items]
Debt	1,000	0
Short-term note due November 2021 | Other Payables
Debt Instrument [Line Items]
Debt	1,000	0
PPP loan | Notes Payable to Banks
Debt Instrument [Line Items]
Debt	$ 161	$ 0